Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit (provision) at the U.S. Federal tax rate	$ 481	$ 972	$ 801
State income taxes, inclusive of valuation allowance	1	0	0
Withholding tax	(3)	(2)	(8)
Foreign rate differential	34	47	39
Stock-based compensation	(3)	(6)	(31)
Non-deductible compensation	0	(90)	0
Non-deductible expenses	(2)	(30)	(15)
Non-deductible financial instrument expense	(52)	(118)	137
Goodwill Impairment	0	0	(1)
Rate Change	(3)	528	143
ChinaCo Deconsolidation	0	0	(287)
Finite-Lived Intangible	0	283	0
Other, net	(117)	19	(55)
Valuation allowance	(342)	(1,606)	(743)
Income tax benefit (provision)	$ (6)	$ (3)	$ (20)